UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22209

                                 Global X Funds
               (Exact name of registrant as specified in charter)
                                    ________

                          399 Park Avenue, Floor 32
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (888) 493-8631

                   Date of fiscal year end: October 31, 2010

                   Date of reporting period: January 31, 2011

Item 1. Schedule of Investments



                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X SILVER MINERS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.2%

CANADA-- 55.5%

Basic Materials -- 55.5%
  Alexco Resource * .............................       753,219    $   4,926,052
  Bear Creek Mining * ...........................       871,058        7,221,116
  ECU Silver Mining * ...........................     4,716,248        5,087,443
  Endeavour Silver * ............................       978,410        6,036,790
  Excellon Resources * ..........................     3,701,524        3,918,913
  First Majestic Silver * .......................     1,397,609       17,169,987
  Fortuna Silver Mines * ........................     1,714,999        6,817,515
  Great Panther Silver * ........................     1,719,002        3,657,086
  MAG Silver * CAD ..............................         4,640           45,000
  MAG Silver * USD ..............................       663,251        6,440,167
  Minco Silver * ................................       330,041        1,869,089
  Minefinders * .................................     1,030,369        9,984,276
  Orko Silver * .................................     1,759,972        3,902,455
  Pan American Silver ...........................     1,147,267       37,641,830
  Scorpio Mining * ..............................     2,908,226        2,643,314
  Silver Standard Resources * ...................       596,707       13,760,063
  Silver Wheaton * ..............................     1,273,075       39,210,710
  Silvercorp Metals .............................     1,551,358       16,444,395
  U.S. Silver * .................................     3,766,172        1,880,829
                                                                   -------------
TOTAL CANADA ....................................                    188,657,030
                                                                   -------------
MEXICO-- 24.0%
Basic Materials -- 24.0%
  Fresnillo .....................................     1,827,121       37,920,551
  Industrias Penoles ............................     1,308,327       43,585,727
                                                                   -------------
TOTAL MEXICO ....................................                     81,506,278
                                                                   -------------
PERU-- 4.3%
Basic Materials -- 4.3%
  Hochschild Mining .............................     1,866,303       14,477,335
                                                                   -------------
RUSSIA-- 4.5%
Basic Materials -- 4.5%
  Polymetal GDR * ...............................       916,953       15,203,081
                                                                   -------------
UNITED STATES-- 11.9%
Basic Materials -- 11.9%
  Coeur d'Alene Mines * .........................       702,941       16,434,760
  Golden Minerals * .............................       216,162        4,236,775
  Hecla Mining * ................................     2,102,692       18,924,228
  Mines Management * ............................       291,770          886,981
                                                                   -------------
TOTAL UNITED STATES .............................                     40,482,744
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $315,310,086) ...........................                    340,326,468
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X SILVER MINERS ETF
--------------------------------------------------------------------------------

                                                    FACE AMOUNT         VALUE
                                                    -----------        -------
U.S. TREASURY OBLIGATION -- 10.2%
  United States Treasury Bills
    0.800%, 02/10/11(A)
       (Cost $34,999,300) .......................  $ 35,000,000     $ 34,998,810
                                                                    ------------
TIME DEPOSIT -- 0.0%
  Brown Brothers, 0.031%
    (Cost $3,941) ...............................         3,941            3,941
                                                                    ------------
TOTAL INVESTMENTS -- 110.4%
  (Cost $350,313,327) ++ ........................                   $375,329,219
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $340,124,831.

*   Non-income  producing security.

(A) The rate shown is the effective yield at time of purchase.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $350,313,327, AND THE UNREALIZED appreciation and depreciation were $27,458,379 and $(2,442,487) respectively.

CAD -- CANADIAN DOLLAR
GDR -- GLOBAL DEPOSITARY RECEIPT
USD -- UNITED STATES DOLLAR

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities            LEVEL 1           LEVEL 2       LEVEL 3        TOTAL
                                   ------------      -----------    --------     ------------
  Common Stock                     $340,326,468      $        --    $     --     $340,326,468
  U.S. Treasury Obligation                   --       34,998,810          --       34,998,810
  Time Deposit                               --            3,941          --            3,941
                                   ------------      -----------    --------     ------------
Total Investments in Securities    $340,326,468      $35,002,751    $     --     $375,329,219
                                   ============      ===========    ========     ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                              GLOBAL X LITHIUM ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.1%

AUSTRALIA-- 6.5%
Basic Materials -- 6.5%
  Galaxy Resources * ............................     3,313,225    $   5,199,559
  Orocobre * ....................................       996,855        3,357,250
  Talison Lithium * .............................       369,569        2,369,789
                                                                   -------------
TOTAL AUSTRALIA .................................                     10,926,598
                                                                   -------------
CANADA-- 14.4%
Basic Materials -- 13.3%
  Avalon Rare Metals * ..........................     2,095,275       12,096,174
  Canada Lithium * ..............................     3,552,605        5,038,653
  Lithium Americas * ............................     1,335,226        3,307,391
  Lithium One * .................................     1,222,709        2,039,477
                                                                   -------------
                                                                      22,481,695
                                                                   -------------
Industrials -- 1.1%
  Electrovaya * .................................       712,044        1,770,865
                                                                   -------------
TOTAL CANADA ....................................                     24,252,560
                                                                   -------------
CHILE-- 19.4%
Basic Materials -- 19.4%
  Sociedad Quimica y Minera de Chile ADR ........       609,785       32,611,302
                                                                   -------------
CHINA-- 1.5%
Industrials -- 1.5%
  China BAK Battery * ...........................     1,210,247        2,456,801
                                                                   -------------
FRANCE-- 5.2%
Industrials -- 5.2%
  Saft Groupe ...................................       231,822        8,789,670
                                                                   -------------
HONG KONG-- 1.0%
Industrials -- 1.0%
  Coslight Technology International Group .......     3,080,887        1,754,501
                                                                   -------------
JAPAN-- 8.7%
Industrials -- 8.7%
  GS Yuasa ......................................     1,090,071        7,611,634
  Sanyo Electric * ..............................     4,496,347        6,958,763
                                                                   -------------
TOTAL JAPAN .....................................                     14,570,397
                                                                   -------------
UNITED STATES-- 43.4%
Basic Materials -- 22.4%
  FMC ...........................................       355,933       27,072,264
  Rockwood Holdings * ...........................       262,873       10,670,015
                                                                   -------------
                                                                      37,742,279
                                                                   -------------
Industrials -- 5.1%
  Exide Technologies * ..........................       893,228        8,583,921
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                              GLOBAL X LITHIUM ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- CONTINUED

Industrials -- 12.1%
  A123 Systems * ................................       948,762     $  8,595,784
  Advanced Battery Technologies * ...............     1,681,470        6,271,883
  Ultralife * ...................................       325,579        2,236,728
  Valence Technology * ..........................     2,153,255        3,316,012
                                                                   -------------
                                                                      20,420,407
                                                                   -------------
Industrials -- 3.8%
  Ener1 * .......................................     1,680,467        6,469,798
                                                                   -------------
TOTAL UNITED STATES .............................                     73,216,405
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $155,159,192) ...........................                    168,578,234
                                                                   -------------
U.S. TREASURY OBLIGATION -- 8.9%
  United States Treasury Bills
    0.800%, 02/10/11(A)
       (Cost $14,999,700) .......................  $ 15,000,000       14,999,490
                                                                   -------------
TOTAL INVESTMENTS -- 109.0%
  (Cost $170,158,892) ++ ........................                  $ 183,577,724
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $168,402,936.

*     Non-income  producing security.

(A)  The rate shown is the effective yield at time of purchase.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $170,158,892, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,761,222 AND $(1,342,390) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1           LEVEL 2      LEVEL 3        TOTAL
                                   ------------      -----------    --------     ------------
  Common Stock                     $168,578,234      $        --    $     --     $168,578,234
  U.S. Treasury Obligation                   --       14,999,490          --       14,999,490
                                   ------------      -----------    --------     ------------
Total Investments in Securities    $168,578,234      $14,999,490    $     --     $183,577,724
                                   ============      ===========    ========     ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X COPPER MINERS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.0%

AUSTRALIA-- 11.9%
Basic Materials -- 11.9%
  Aditya Birla Minerals * .......................       812,058    $   1,003,330
  Cudeco * ......................................       302,700        1,046,591
  Equinox Minerals * ............................       808,482        4,828,928
  OZ Minerals ...................................     2,880,989        4,679,120
  Straits Resources .............................       496,860        1,118,864
                                                                   -------------
TOTAL AUSTRALIA .................................                     12,676,833
                                                                   -------------
BERMUDA-- 0.6%
Basic Materials -- 0.6%
  Katanga Mining * ..............................       449,429          632,935
                                                                   -------------
CANADA-- 43.3%
Basic Materials -- 43.3%
  Augusta Resource * ............................       240,021          967,285
  Capstone Mining * .............................       470,843        2,182,093
  Continental Minerals * ........................       248,640          653,139
  Copper Mountain Mining * CAD ..................       198,008        1,332,974
  Copper Mountain Mining * USD ..................        12,300           83,400
  Duluth Metals * ...............................       223,581          647,608
  First Quantum Minerals ........................        50,167        5,804,881
  HudBay Minerals, Cl B .........................       278,468        4,611,466
  Imperial Metals * .............................        83,039        1,868,626
  Inmet Mining ..................................        73,563        5,484,896
  Ivanhoe Mines * ...............................       184,376        5,094,309
  Lundin Mining * ...............................       693,646        4,967,481
  Mercator Minerals * ...........................       495,321        2,127,328
  Northern Dynasty Minerals * ...................       151,784        2,788,272
  Polymet Mining * ..............................       305,368          626,004
  Quadra FNX Mining * ...........................       311,101        4,194,830
  Taseko Mines * ................................       464,930        2,622,205
                                                                   -------------
TOTAL CANADA ....................................                     46,056,797
                                                                   -------------
CHINA-- 4.8%
Basic Materials -- 4.8%
  Jiangxi Copper, Cl H ..........................     1,583,103        5,055,956
                                                                   -------------
MEXICO-- 5.0%
Basic Materials -- 5.0%
  Grupo Mexico, Cl B ............................     1,349,030        5,298,450
                                                                   -------------
POLAND-- 5.4%
Basic Materials -- 5.4%
  KGHM Polska Miedz .............................        97,924        5,734,166
                                                                   -------------
SOUTH AFRICA-- 1.5%
Basic Materials -- 1.5%
  Metorex * .....................................     2,095,752        1,598,386
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X COPPER MINERS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

SWITZERLAND-- 4.8%
Basic Materials -- 4.8%
  Xstrata .......................................       227,934     $  5,055,466
                                                                    ------------
UNITED KINGDOM-- 13.7%
Basic Materials -- 13.7%
  Antofagasta ...................................       208,146        4,686,576
  Kazakhmys .....................................       208,873        5,037,437
  Vedanta Resources .............................       132,657        4,826,595
                                                                    ------------
TOTAL UNITED KINGDOM ............................                     14,550,608
                                                                    ------------
UNITED STATES-- 9.0%
Basic Materials -- 9.0%
  Freeport-McMoRan Copper & Gold ................        46,622        5,070,143
  Southern Copper ...............................       103,275        4,628,785
                                                                    ------------
TOTAL UNITED STATES .............................                      9,698,928
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $101,143,764) ...........................                    106,358,525
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $101,143,764) ++ ........................                   $106,358,525
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $106,317,274.

* Non-income  producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $101,143,764, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,428,418 AND $(1,213,657) RESPECTIVELY.

CAD -- CANADIAN DOLLAR
CL -- CLASS
USD -- UNITED STATES DOLLAR

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
                                   ------------     ---------    ----------     ------------
  Common Stock                     $106,358,525     $      --    $      --      $106,358,525
                                   ------------     ---------    ---------      ------------
Total Investments in Securities    $106,358,525     $      --    $      --      $106,358,525
                                   ============     =========    =========      ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X PURE GOLD MINERS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK --100.3%

AUSTRALIA-- 10.5%
Basic Materials -- 10.5%
  Ampella Mining * ..............................       236,710     $    625,025
  Gryphon Minerals * ............................       413,569          642,847
  Regis Resources * .............................       507,475          978,432
                                                                    ------------
TOTAL AUSTRALIA .................................                      2,246,304
                                                                    ------------
CANADA-- 83.0%
Basic Materials -- 83.0%
  Atac Resources * ..............................       102,104          652,682
  Auryx Gold * ..................................       232,984          167,547
  Canaco Resources * ............................       168,631          783,194
  Chesapeake Gold * .............................        47,297          660,420
  Continental Gold * ............................        98,561          825,936
  East Asia Minerals * ..........................       104,289          668,733
  European Goldfields * .........................        66,519          996,589
  Exeter Resource * .............................       120,298          606,777
  Fronteer Gold * ...............................       107,877        1,063,667
  Gabriel Resources * ...........................       138,581        1,014,581
  Greystar Resources * ..........................        92,621          318,234
  Guyana Goldfields * ...........................       108,076          932,658
  International Tower Hill Mines * ..............       101,620          934,798
  Kaminak Gold, Cl A * ..........................        90,099          264,574
  Keegan Resources * ............................        69,168          508,466
  Lydian International * ........................        93,579          207,496
  Novagold Resources * ..........................        75,076          997,760
  Premier Gold Mines * ..........................       136,780          859,315
  Rainy River Resources * .......................        93,054        1,073,486
  Rubicon Minerals * ............................       204,166          980,861
  Sabina Gold & Silver * ........................       168,776          841,183
  Seabridge Gold * ..............................        35,723        1,005,960
  Ventana Gold * ................................        81,312        1,019,243
  Volta Resources * .............................       172,641          369,009
                                                                    ------------
TOTAL CANADA ....................................                     17,753,169
                                                                    ------------
HONG KONG-- 2.7%
Basic Materials -- 2.7%
  China Precious Metal Resources Holdings * .....     2,735,246          582,370
                                                                    ------------
UNITED STATES-- 4.1%
Basic Materials -- 4.1%
  US Gold * .....................................       137,477          879,853
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $22,017,068) ............................                     21,461,696
                                                                    ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $22,017,068) ++ .........................                   $ 21,461,696
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $21,389,229.

* Non-income producing security.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X PURE GOLD MINERS ETF
--------------------------------------------------------------------------------

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,017,068, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $334,808 AND $(890,180) RESPECTIVELY.

CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities              LEVEL 1       LEVEL 2     LEVEL 3          TOTAL
                                    -----------    ---------    ---------      -----------
  Common Stock                      $21,461,696    $      --    $      --      $21,461,696
                                    -----------    ---------    ---------      -----------
Total Investments in Securities     $21,461,696    $      --    $      --      $21,461,696
                                    ===========    =========    =========      ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                              GLOBAL X URANIUM ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT           VALUE
                                                    -----------       -------
COMMON STOCK --100.2%

AUSTRALIA-- 29.0%
Basic Materials -- 29.0%
  Bannerman Resources * .........................     2,830,464     $  2,129,313
  Berkeley Resources * ..........................     1,339,421        2,348,901
  Deep Yellow * .................................     7,544,763        2,443,228
  Energy Resources of Australia .................       663,303        6,635,608
  Extract Resources * ...........................       864,006        7,670,603
  Greenland Minerals & Energy * .................     2,347,148        2,549,189
  Mantra Resources * ............................       880,932        6,872,887
  Paladin Energy * ..............................     3,430,911       16,716,807
  Toro Energy * .................................     7,482,961        1,043,846
                                                                    ------------
TOTAL AUSTRALIA .................................                     48,410,382
                                                                    ------------
CANADA-- 51.9%
Basic Materials -- 51.9%
  Cameco ........................................       813,094       33,711,079
  Denison Mines * ...............................     2,267,651        8,493,499
  Forsys Metals * ...............................     1,085,159        3,175,705
  Hathor Exploration * ..........................     1,378,457        3,992,734
  Laramide Resources * ..........................       835,212        2,002,106
  Mega Uranium * ................................     3,161,414        3,062,896
  QLT * .........................................     2,171,668        4,988,850
  Uranium One ...................................     4,133,958       27,044,971
                                                                    ------------
TOTAL CANADA ....................................                     86,471,840
                                                                    ------------
SOUTH AFRICA-- 1.0%
Basic Materials -- 1.0%
  First Uranium * ...............................     1,687,879        1,668,997
                                                                    ------------
UNITED KINGDOM-- 4.7%
Basic Materials -- 4.7%
  Kalahari Minerals * ...........................     2,067,210        7,763,003
                                                                    ------------
UNITED STATES-- 13.6%
Basic Materials -- 13.6%
  Uranerz Energy * ..............................       621,468        3,119,770
  Uranium Energy * ..............................       807,370        4,222,545
  Uranium Resources * ...........................     1,177,742        3,250,568
  Ur-Energy * ...................................     1,332,353        4,330,147
  USEC * ........................................     1,400,449        7,772,492
                                                                    ------------
TOTAL UNITED STATES .............................                     22,695,522
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $156,160,906) ...........................                    167,009,744
                                                                    ------------
U.S. TREASURY OBLIGATION -- 15.0%
  United States Treasury Bills
    0.800%, 02/10/11(A)
       (Cost $24,999,500) .......................  $ 25,000,000       24,999,150
                                                                    ------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                              GLOBAL X URANIUM ETF
--------------------------------------------------------------------------------

                                                    FACE AMOUNT         VALUE
                                                   -------------       -------
TIME DEPOSIT -- 0.1%
  Brown Brothers, 0.031%
    (Cost $276,478) .............................  $    276,478     $    276,478
                                                                    ------------
TOTAL INVESTMENTS -- 115.3%
  (Cost $181,436,884) ++ ........................                   $192,285,372
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $166,748,388.

*   Non-income  producing security.

(A) The rate shown is the effective yield at time of purchase.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $181,436,884, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,357,018 AND $(3,508,530) RESPECTIVELY.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
                                   ------------    -----------   ----------     ------------
  Common Stock                     $167,009,744    $        --   $       --     $167,009,744
  U.S. Treasury Obligation                   --     24,999,150           --       24,999,150
  Time Deposit                               --        276,478           --          276,478
                                   ------------    -----------   ----------     ------------
Total Investments in Securities    $167,009,744    $25,275,628   $       --     $192,285,372
                                   ============    ===========   ==========     ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                             GLOBAL X ALUMINUM ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 98.3%

AUSTRALIA-- 7.6%
Basic Materials -- 7.6%
  Alumina .......................................       122,500     $    290,501
                                                                    ------------
CHINA-- 10.4%
Basic Materials -- 10.4%
  Aluminum Corp. of China, Cl H .................       209,500          204,755
  China Zhongwang Holdings ......................       302,500          145,108
  XinRen Aluminum Holdings * ....................       111,500           40,989
                                                                    ------------
TOTAL CHINA .....................................                        390,852
                                                                    ------------
GREECE-- 4.4%
Basic Materials -- 4.4%
  Mytilineos Holdings ...........................        23,000          165,282
                                                                    ------------
HONG KONG-- 4.2%
Basic Materials -- 4.2%
  Minmetals Resources * .........................       234,000          158,169
                                                                    ------------
JAPAN-- 15.7%
Basic Materials -- 15.7%
  Alconix .......................................         1,700           45,328
  Daiki Aluminium Industry ......................        16,250           53,071
  Nippon Light Metal ............................        89,000          187,631
  Sky Aluminum ..................................        39,750          121,100
  Sumitomo Light Metal Industries ...............       145,500          184,402
                                                                    ------------
TOTAL JAPAN .....................................                        591,532
                                                                    ------------
MALAYSIA-- 2.0%
Basic Materials -- 2.0%
  Press Metal ...................................        98,400           74,282
                                                                    ------------
NORWAY-- 7.9%
Basic Materials -- 7.9%
  Norsk Hydro ...................................        39,500          296,289
                                                                    ------------
RUSSIA-- 5.0%
Basic Materials -- 5.0%
  United RUSAL * ................................       121,500          188,563
                                                                    ------------
SINGAPORE-- 4.4%
Basic Materials -- 4.4%
  Midas Holdings ................................       230,500          166,768
                                                                    ------------
SOUTH KOREA-- 1.5%
Basic Materials -- 0.7%
  Daeho AL * ....................................         8,100           25,908
                                                                    ------------
Industrials -- 0.8%
  Dayou Smart Aluminium .........................        17,500           32,366
                                                                    ------------
TOTAL SOUTH KOREA ...............................                         58,274
                                                                    ------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                             GLOBAL X ALUMINUM ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- CONTINUED

UNITED KINGDOM-- 13.6%
Basic Materials -- 13.6%
  Rio Tinto .....................................         7,500     $    514,052
                                                                    ------------
UNITED STATES-- 21.6%
Basic Materials -- 21.6%
  Alcoa .........................................        24,375          403,894
  Century Aluminum * ............................        11,000          163,570
  Kaiser Aluminum ...............................         3,300          157,443
  Noranda Aluminum Holding * ....................         6,000           88,740
                                                                    ------------
TOTAL UNITED STATES .............................                        813,647
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $3,728,891) .............................                      3,708,211
                                                                    ------------
U.S. TREASURY OBLIGATION -- 13.3%
  United States Treasury Bills
    0.800%, 02/10/11(A)
       (Cost $499,990) ..........................  $    500,000          499,983
                                                                    ------------
TIME DEPOSIT -- 0.1%
  Brown Brothers, 0.031%
    (Cost $3,846) ...............................         3,846            3,846
                                                                    ------------
TOTAL INVESTMENTS -- 111.7%
  (Cost $4,232,727) ++ ..........................                   $  4,212,040
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $3,772,125.

*   Non-income  producing security.

(A) The rate shown is the effective yield at time of purchase.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,232,727, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $64,624 AND $(85,311) RESPECTIVELY.

CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities              LEVEL 1        LEVEL 2     LEVEL 3         TOTAL
                                     ----------      --------    ---------      ----------
  Common Stock                       $3,708,211      $     --    $      --      $3,708,211
  U.S. Treasury Obligation                   --       499,983           --         499,983
  Time Deposit                               --         3,846           --           3,846
                                     ----------      --------    ---------      ----------
Total Investments in Securities      $3,708,211      $503,829    $      --      $4,212,040
                                     ==========      ========    =========      ==========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 82.8%

BRAZIL-- 82.8%
Basic Materials -- 2.3%
  Fibria Celulose ADR * .........................        49,335     $    755,319
                                                                    ------------
Consumer Goods -- 11.4%
  Cosan, Cl A ...................................        31,572          409,805
  Cosan Industria e Comercio ....................        26,760          417,879
  Hypermarcas * .................................        65,783          782,971
  Hypermarcas - Unit(B)(C)*) ....................            59           71,962
  JBS ...........................................       150,423          568,519
  Marfrig Alimentos .............................        37,367          302,182
  Natura Cosmeticos .............................        48,615        1,245,342
                                                                    ------------
                                                                       3,798,660
                                                                    ------------
Consumer Services -- 9.0%
  Cia Brasileira de Distribuicao Grupo Pao
    de Acucar ADR ...............................        30,833        1,176,587
  Gol Linhas Aereas Inteligentes ADR ............        26,429          382,692
  Lojas Renner ..................................        34,706        1,007,721
  TAM ADR .......................................        19,965          439,230
                                                                    ------------
                                                                       3,006,230
                                                                    ------------
Financials -- 13.6%
  BR Malls Participacoes ........................        90,754          827,561
  Cyrela Brazil Realty Empreendimentos
    e Participacoes .............................        79,990          883,446
  MRV Engenharia e Participacoes ................        92,525          782,652
  Multiplan Empreendimentos Imobiliarios ........        18,700          358,877
  PDG Realty Empreendimentos e Participacoes ....       225,488        1,247,225
  Porto Seguro ..................................        28,425          443,368
                                                                    ------------
                                                                       4,543,129
                                                                    ------------
Industrials -- 18.2%
  All America Latina Logistica ..................       163,799        1,383,580
  Cia de Concessoes Rodoviarias .................        44,768        1,236,230
  Duratex .......................................        67,029          643,388
  Embraer ADR ...................................        44,999        1,484,967
  LLX Logistica * ...............................       129,721          311,287
  Weg ...........................................        85,970        1,024,275
                                                                    ------------
                                                                       6,083,727
                                                                    ------------
Telecommunications -- 5.2%
  Telegraph Norte Leste Participacoes ADR .......        67,980        1,075,444
  Tim Participacoes ADR .........................        17,744          674,272
                                                                    ------------
                                                                       1,749,716
                                                                    ------------
Utilities -- 23.1%
  Cia de Saneamento Basico do Estado de
    Sao Paulo ADR ...............................        15,651          775,820
  Cia Energetica de Minas Gerais ADR ............       105,571        1,744,033
  Cia Paranaense de Energia ADR .................        27,509          703,955
  CPFL Energia ADR ..............................        23,705        1,782,853
  EDP - Energias do Brasil ......................        15,280          343,294
  Tractebel Energia .............................        55,880          864,902
  Ultrapar Participacoes ADR ....................        23,696        1,503,037
                                                                    ------------
                                                                       7,717,894
                                                                    ------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- CONTINUED

TOTAL BRAZIL ....................................                   $ 27,654,675
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $27,081,286) ............................                     27,654,675
                                                                    ------------
PREFERRED STOCK -- 17.0%

BRAZIL-- 17.0%
Basic Materials -- 5.5%
  Metalurgica Gerdau, Cl A ......................        78,875        1,206,145
  Suzano Papel e Celulose .......................        70,630          614,395
                                                                    ------------
                                                                       1,820,540
                                                                    ------------
Consumer Services -- 2.0%
  Lojas Americanas ..............................        83,150          667,933
                                                                    ------------
Financials -- 6.5%
  Banco do Estado do Rio Grande do Sul ..........        44,275          435,605
  Bradespar .....................................        63,646        1,745,693
                                                                    ------------
                                                                       2,181,298
                                                                    ------------
Telecommunications -- 1.0%
  Telemar Norte Leste ...........................        10,875          328,553
                                                                    ------------
Utilities -- 2.0%
  Cia Energetica de Sao Paulo ...................        39,717          678,351
                                                                    ------------
TOTAL BRAZIL ....................................                      5,676,675
                                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $5,433,892) .............................                      5,676,675
                                                                    ------------
CORPORATE OBLIGATION -- 0.2%
  Marfrig Alimentos, Convertible(A)(B)(C)
       1.00%, 07/15/15 ..........................     $      12           72,976
                                                                    ------------
TOTAL CORPORATE OBLIGATION
  (Cost $70,659) ................................                         72,976
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $32,585,837) ++ .........................                   $ 33,404,326
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $33,393,028.

*   Non-income  producing security.

(A) Floating rate security - Rate disclosed is the rate in effect on January 31, 2011.

(B) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2011 was $144,938 and represents 0.4% of net assets.

(C) Securities considered illiquid. The total value of such securities as of January 31, 2011 was $144,938 and represented 0.4% of Net Assets.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,585,837, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,913,058 AND $(1,094,569) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X BRAZIL MID CAP ETF
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities               LEVEL 1         LEVEL 2     LEVEL 3          TOTAL
                                      -----------      --------     --------      -----------
  Common Stock                        $27,582,713      $     --     $ 71,962      $27,654,675
  Preferred Stock                       5,676,675            --           --        5,676,675
  Corporate Obligation                         --            --       72,976           72,976
                                      -----------      --------     --------      -----------
Total Investments in Securities       $33,259,388      $     --     $144,938      $33,404,326
                                      ===========      ========     ========      ===========

                                                                              INVESTMENTS IN
                                                           INVESTMENTS IN       CORPORATE
                                                            COMMON STOCK        OBLIGATION          TOTAL
                                                           --------------     --------------      --------
Beginning balance as of October 31, 2010                     $      -            $ 71,750         $ 71,750
Accrued discounts/premiums                                          -                   -                -
Realized gain/(loss)                                                -                   -                -
Change in unrealized appreciation/(depreciation)                    -               1,226            1,226
Net purchases                                                  71,962                   -           71,962
Net sales                                                           -                   -                -
Transfers into Level 3                                              -                   -                -
Transfers out of Level 3                                            -                   -                -
                                                             --------            --------         --------
Ending balance as of January 31, 2011                        $ 71,962            $ 72,976         $144,938
                                                             ========            ========         ========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X BRAZIL FINANCIALS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 94.3%

BRAZIL-- 94.3%
Financials -- 94.3%
  Banco Bradesco ADR ............................        46,700    $     883,564
  Banco do Brasil ...............................        48,642          868,430
  Banco Santander Brasil ADR ....................        33,890          393,124
  BM&F Bovespa ..................................        57,650          402,917
  BR Malls Participacoes ........................        45,116          411,400
  BR Properties .................................        19,147          192,630
  Brasil Brokers Participacoes ..................        33,921          164,833
  Brookfield Incorporacoes                               37,400          172,315
  CETIP - Balcao Organizado de Ativos e
    Derivativos .................................        37,675          499,049
  Cielo .........................................        51,223          380,124
  Cyrela Brazil Realty Empreendimentos e
    Participacoes ...............................        35,024          386,821
  Even Construtora e Incorporadora ..............        17,446           82,682
  Iguatemi Empresa de Shopping Centers ..........         7,296          157,572
  Itau Unibanco Holding ADR .....................        39,930          858,495
  MRV Engenharia e Participacoes ................        44,237          374,193
  Multiplan Empreendimentos Imobiliarios ........        12,870          246,992
  PDG Realty Empreendimentos e Participacoes ....        73,587          407,026
  Porto Seguro ..................................        20,006          312,050
  Redecard ......................................        33,991          420,070
  Rossi Residencial .............................        31,134          244,866
  Sul America ...................................        22,960          253,581
                                                                   -------------
TOTAL BRAZIL ....................................                      8,112,734
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $8,468,641) .............................                      8,112,734
                                                                   -------------
PREFERRED STOCK -- 5.8%

BRAZIL-- 5.8%
Financials -- 5.8%
  Banco ABC Brasil ..............................         9,020           73,052
  Banco do Estado do Rio Grande do Sul ..........        32,165          316,459
  Banco Industrial e Comercial ..................        11,440           83,729
  Banco Panamericano ............................         9,130           23,333
                                                                   -------------
TOTAL BRAZIL ....................................                        496,573
                                                                   -------------
TOTAL PREFERRED STOCK
  (Cost $543,864) ...............................                        496,573
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,012,505) ++ ..........................                  $   8,609,307
                                                                   =============
PERCENTAGES ARE BASED ON NET ASSETS OF $8,603,052.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,012,505, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $261,766 AND $(664,964) RESPECTIVELY.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X BRAZIL FINANCIALS ETF
--------------------------------------------------------------------------------

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1         LEVEL 2      LEVEL 3          TOTAL
                                    -----------      --------     --------       -----------
  Common Stock                      $ 8,112,734      $     --     $     --       $ 8,112,734
  Preferred Stock                       496,573            --           --           496,573
                                    -----------      --------     --------       -----------
Total Investments in Securities     $ 8,609,307      $     --     $     --       $ 8,609,307
                                    ===========      ========     ========       ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X BRAZIL CONSUMER ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 87.7%

BRAZIL-- 87.7%
Consumer Goods -- 51.5%
  BRF - Brasil Foods ADR ........................       109,000     $  1,814,850
  Cia Hering ....................................        94,735        1,454,926
  Cosan, Cl A ...................................        95,884        1,244,574
  Cosan Industria e Comercio ....................        74,845        1,168,766
  Gafisa ADR ....................................       114,970        1,439,424
  Hypermarcas * .................................       104,351        1,242,021
  Hypermarcas - Unit(B)(C)*) ....................            84          102,454
  JBS ...........................................       432,246        1,633,661
  M Dias Branco .................................        15,866          351,224
  Marfrig Alimentos .............................       111,839          904,427
  Natura Cosmeticos .............................        61,454        1,574,231
  Sao Martinho ..................................        23,378          336,596
  SLC Agricola ..................................        39,328          466,915
  Souza Cruz ....................................        32,905        1,571,718
  Tereos Internacional * ........................       557,212        1,116,497
                                                                   -------------
                                                                      16,422,284
                                                                   -------------
Consumer Services -- 36.2%
  Anhanguera Educacional Participacoes ..........        72,541        1,538,379
  B2W Cia Global Do Varejo ......................        39,134          663,228
  Companhia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR .....................        39,246        1,497,628
  Drogasil ......................................        74,471          536,116
  Gol Linhas Aereas Inteligentes ADR ............        80,216        1,161,528
  Localiza Rent a Car ...........................        94,113        1,414,320
  Lojas Renner ..................................        47,601        1,382,139
  Marisa Lojas ..................................        38,124          499,736
  Multiplus .....................................        80,943        1,514,070
  TAM ADR .......................................        60,638        1,334,036
                                                                   -------------
                                                                      11,541,180
                                                                   -------------
TOTAL BRAZIL ....................................                     27,963,464
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $28,944,600) ............................                     27,963,464
                                                                   -------------
PREFERRED STOCK -- 12.0%

BRAZIL-- 12.0%
Consumer Goods -- 6.7%
  Cia de Bebidas das Americas ADR ...............        61,758        1,648,939
  Sao Paulo Alpargatas ..........................        72,622          466,168
                                                                   -------------
                                                                       2,115,107
                                                                   -------------
Consumer Services -- 5.3%
  Lojas Americanas ..............................       171,100        1,374,425
  Saraiva Livreiros Editores ....................        13,071          324,638
                                                                   -------------
                                                                       1,699,063
                                                                   -------------
TOTAL BRAZIL ....................................                      3,814,170
                                                                   -------------
TOTAL PREFERRED STOCK
  (Cost $3,908,386) .............................                      3,814,170
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X BRAZIL CONSUMER ETF
--------------------------------------------------------------------------------

                                                    FACE AMOUNT         VALUE
                                                    -----------        -------
CORPORATE OBLIGATION -- 0.2%
  Marfrig Alimentos Convertible(A)(B)(C)
       1.00%, 07/15/15 ..........................   $         6    $      36,465
                                                                   -------------
TOTAL CORPORATE OBLIGATION
  (Cost $35,152) ................................                         36,465
                                                                   -------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $32,888,138) ++ .........................                   $ 31,814,099
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $31,836,531.

* Non-income  producing security.

(A) Floating rate security - Rate disclosed is the rate in effect on January 31, 2011.

(B) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2011 was $138,919 and represents 0.4% of net assets.

(C) Securities considered illiquid. The total value of such securities as of January 31, 2011 was $138,919 and represented 0.4% of Net Assets.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,888,138, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,207,258 AND $(2,281,297) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                     ------------     --------      ---------     ------------
  Common Stock                       $ 27,861,010     $     --      $ 102,454     $ 27,963,464
  Preferred Stock                       3,814,170           --             --        3,814,170
  Corporate Obligation                         --           --         36,465           36,465
                                     ------------     --------      ---------     ------------
Total Investments in Securities      $ 31,675,180     $     --      $ 138,919     $ 31,814,099
                                     ============     ========      =========     ============

                                                                            INVESTMENTS IN
                                                       INVESTMENTS IN          CORPORATE
                                                        COMMON STOCK          OBLIGATION          TOTAL
                                                       --------------       --------------      ---------
Beginning balance as of October 31, 2010                 $       -            $  35,852         $  35,852
Accrued discounts/premiums                                       -                    -                 -
Realized gain/(loss)                                             -                    -                 -
Change in unrealized appreciation/(depreciation)                 -                  613               613
Net purchases                                              102,454                    -           102,454
Net sales                                                        -                    -                 -
Transfers into Level 3                                           -                    -                 -
Transfers out of Level 3                                         -                    -                 -
                                                          --------            ---------         ---------
Ending balance as of January 31, 2011                     $102,454            $  36,465         $ 138,919
                                                          ========            =========         =========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X FTSE COLOMBIA 20 ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.2%

COLOMBIA-- 100.2%
Consumer Goods -- 5.1%
  Grupo Nacional de Chocolates ..................       549,456    $   7,359,837
  Textiles Fabricato Tejicondor * ...............    34,422,429          564,363
                                                                   -------------
                                                                       7,924,200
                                                                   -------------
Consumer Services -- 4.7%
  Almacenes Exito ...............................       595,538        7,338,927
                                                                   -------------
Financials -- 35.7%
  BanColombia ADR ...............................       396,668       23,181,278
  Bolsa de Valores de Colombia ..................   102,235,301        2,245,846
  Cia Colombiana de Inversiones .................     1,969,207        5,496,983
  Financiera Colombiana .........................       403,633        7,590,826
  Grupo Aval Acciones y Valores .................     9,604,124        8,310,469
  Grupo de Inversiones Suramericana .............       363,112        6,867,689
  Helm Bank .....................................     3,142,673          750,982
  Interbolsa ....................................       569,093          852,237
                                                                   -------------
                                                                      55,296,310
                                                                   -------------
Industrials -- 9.8%
  Cementos Argos ................................     1,198,820        7,348,104
  Inversiones Argos .............................       686,224        7,059,312
  Tableros y Maderas de Caldas ..................   141,207,861          700,592
                                                                   -------------
                                                                      15,108,008
                                                                   -------------
Oil & Gas -- 36.1%
  Ecopetrol ADR .................................       584,271       24,971,742
  Pacific Rubiales Energy CAD ...................       699,641       24,150,612
  Pacific Rubiales Energy COP ...................        30,089        1,039,831
  Pacific Rubiales Energy USD ...................        44,894        1,558,271
  Sociedad de Inversiones en Energia ............       553,236        4,120,221
                                                                   -------------
                                                                      55,840,677
                                                                   -------------
Telecommunications -- 0.4%
  Empresa de Telecomunicaciones de Bogota * .....     2,367,800          787,829
                                                                   -------------
Utilities -- 8.4%
  Interconexion Electrica .......................     1,011,461        7,153,496
  Isagen ........................................     4,477,610        5,817,726
                                                                   -------------
                                                                      12,971,222
                                                                   -------------
TOTAL COLOMBIA ..................................                    155,267,173
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $154,321,772) ...........................                    155,267,173
                                                                   -------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $154,321,772) ++ ........................                  $ 155,267,173
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $154,882,595.

* Non-income producing security.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X FTSE COLOMBIA 20 ETF
--------------------------------------------------------------------------------

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $154,321,772, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,892,241 AND $(6,946,840) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CAD -- CANADIAN DOLLAR
COP -- COLOMBIAN PESO
USD -- UNITED STATES DOLLAR

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities            LEVEL 1        LEVEL 2        LEVEL 3           TOTAL
                                  -------------    ---------      ---------      -------------
  Common Stock                    $ 155,267,173    $      --      $      --      $ 155,267,173
                                  -------------    ---------      ---------      -------------
Total Investments in Securities   $ 155,267,173    $      --      $      --      $ 155,267,173
                                  =============    =========      =========      =============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                        GLOBAL X FTSE NORDIC REGION ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK --100.0%

DENMARK-- 19.2%
Consumer Goods -- 2.1%
  Carlsberg, Cl B ...............................         4,354    $     433,809
                                                                   -------------
Financials -- 3.3%
  Danske Bank ...................................        25,611          686,735
                                                                   -------------
Health Care -- 9.8%
  Novo Nordisk ADR ..............................        18,050        2,041,997
                                                                   -------------
Industrials -- 2.8%
  A P Moller - Maersk, Cl B .....................            61          593,206
                                                                   -------------
Oil & Gas -- 1.2%
  Vestas Wind Systems * .........................         7,470          257,511
                                                                   -------------
TOTAL DENMARK ...................................                      4,013,258
                                                                   -------------
FINLAND-- 14.7%
Basic Materials -- 2.0%
  UPM-Kymmene ...................................        19,730          406,175
                                                                   -------------
Financials -- 2.9%
  Sampo, Cl A ...................................        20,808          612,360
                                                                   -------------
Industrials -- 1.6%
  Kone, Cl B ....................................         6,040          328,882
                                                                   -------------
Technology -- 5.8%
  Nokia ADR .....................................       113,152        1,210,726
                                                                   -------------
Utilities -- 2.4%
  Fortum ........................................        16,470          507,241
                                                                   -------------
TOTAL FINLAND ...................................                      3,065,384
                                                                   -------------
NORWAY-- 17.9%
Basic Materials -- 3.8%
  Norsk Hydro ...................................        45,209          339,112
  Yara International ............................         8,020          451,254
                                                                   -------------
                                                                         790,366
                                                                   -------------
Consumer Goods -- 1.6%
  Orkla .........................................        37,900          341,093
                                                                   -------------
Financials -- 3.0%
  DnB ...........................................        44,975          618,826
                                                                   -------------
Oil & Gas -- 7.3%
  Seadrill ......................................        11,487          377,738
  Statoil ADR ...................................        46,368        1,132,306
                                                                   -------------
                                                                       1,510,044
                                                                   -------------
Telecommunications -- 2.2%
  Telenor .......................................        30,300          467,251
                                                                   -------------
TOTAL NORWAY ....................................                      3,727,580
                                                                   -------------
SWEDEN-- 48.2%
Consumer Goods -- 1.9%
  Svenska Cellulosa, Cl B .......................        22,600          394,119
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                        GLOBAL X FTSE NORDIC REGION ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- continued
Consumer Services -- 3.4%
  Hennes & Mauritz, Cl B ........................        21,792    $     714,791
                                                                   -------------
Financials -- 19.9%
  Investor, Cl B ................................        16,915          390,945
  Nordea Bank ...................................       147,348        1,788,431
  Skandinaviska Enskilda Banken, Cl A ...........        77,080          699,576
  Svenska Handelsbanken, Cl A ...................        22,595          769,500
  Swedbank, Cl A ................................        32,427          508,690
                                                                   -------------
                                                                       4,157,142
                                                                   -------------
Industrials -- 13.2%
  Atlas Copco, Cl A .............................        23,084          553,922
  Sandvik .......................................        43,465          852,981
  SKF, Cl B .....................................        15,034          429,037
  Volvo, Cl B ...................................        52,450          908,165
                                                                   -------------
                                                                       2,744,105
                                                                   -------------
Technology -- 6.5%
  Ericsson ADR ..................................       110,327        1,364,745
                                                                   -------------
Telecommunications -- 3.3%
  TeliaSonera ...................................        82,700          680,717
                                                                   -------------
TOTAL SWEDEN ....................................                     10,055,619
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $17,752,199) ............................                     20,861,841
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $17,752,199) ++ .........................                  $  20,861,841
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $20,856,014.

* Non-income  producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,752,199, AND THE UNREALIZED APPRECIATION WAS $3,109,642.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1         LEVEL       LEVEL 3          TOTAL
                                   ------------      --------    ---------      ------------
  Common Stock                     $ 20,861,841      $     --    $      --      $ 20,861,841
                                   ------------      --------    ---------      ------------
Total Investments in Securities    $ 20,861,841      $     --    $      --      $ 20,861,841
                                   ============      ========    =========      ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X FTSE NORWAY 30 ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.1%

NORWAY-- 100.1%
Basic Materials -- 10.7%
  Norsk Hydro ...................................       119,186    $     894,014
  Yara International ............................        16,559          931,711
                                                                   -------------
                                                                       1,825,725
                                                                   -------------
Consumer Goods -- 8.2%
  Aker, Cl A ....................................         3,759           98,563
  Austevoll Seafood .............................        10,528           83,088
  Cermaq ........................................         9,007          135,622
  Marine Harvest ................................       348,116          391,622
  Orkla .........................................        75,240          677,146
                                                                   -------------
                                                                       1,386,041
                                                                   -------------
Consumer Services -- 7.4%
  Royal Caribbean Cruises * .....................        20,691          941,818
  Schibsted .....................................        10,517          315,443
                                                                   -------------
                                                                       1,257,261
                                                                   -------------
Financials -- 17.7%
  DnB ...........................................       157,953        2,173,327
  Gjensidige Forsikring * .......................        25,967          265,382
  Norwegian Property ............................        64,736          114,282
  Storebrand ....................................        58,974          463,798
                                                                   -------------
                                                                       3,016,789
                                                                   -------------
Health Care -- 0.6%
  Algeta * ......................................         5,126          106,904
                                                                   -------------
Industrials -- 1.1%
  Golden Ocean Group ............................        44,501           55,569
  Tomra Systems .................................        19,219          125,401
                                                                   -------------
                                                                         180,970
                                                                   -------------
Oil & Gas -- 43.4%
  Aker Solutions ................................        26,793          486,901
  DNO International * ...........................       122,100          204,560
  Fred Olsen Energy .............................         3,464          150,121
  Frontline .....................................         7,582          194,212
  Petroleum Geo-Services * ......................        28,279          418,466
  ProSafe .......................................        29,854          222,230
  Renewable Energy * ............................        64,707          207,294
  Seadrill ......................................        27,781          913,548
  Statoil .......................................       130,021        3,154,943
  Subsea 7 ......................................        45,781        1,113,247
  TGS Nopec Geophysical .........................        13,555          319,292
                                                                   -------------
                                                                       7,384,814
                                                                   -------------
Technology -- 1.2%
  Ementor .......................................        12,403          122,358
  Nordic Semiconductor ..........................        21,908           85,313
                                                                   -------------
                                                                         207,671
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X FTSE NORWAY 30 ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- continued
Telecommunications -- 9.8%
  Telenor .......................................       107,628    $   1,659,713
                                                                   -------------
TOTAL NORWAY ....................................                     17,025,888
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $16,465,360) ............................                     17,025,888
                                                                   -------------
U.S. TREASURY OBLIGATION -- 17.6%
  United States Treasury Bills
    0.800%, 02/10/11(A)
       (Cost $2,999,940) ........................  $  3,000,000       2,999,898
                                                                   -------------
TOTAL INVESTMENTS -- 117.7%
  (Cost $19,465,300) ++                                            $  20,025,786
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $17,015,770.

* Non-income  producing security.

(A) The rate shown is the effective yield at time of purchase.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,465,300, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $660,321 AND $(99,835) RESPECTIVELY.

CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1       LEVEL 2       LEVEL 3           TOTAL
                                   ------------   -----------   ----------      ------------
  Common Stock                     $ 17,025,888   $        --   $       --      $ 17,025,888
  U.S. Treasury Obligation                   --     2,999,898           --         2,999,898
                                   ------------   -----------   ----------      ------------
Total Investments in Securities    $ 17,025,888   $ 2,999,898   $       --      $ 20,025,786
                                   ============   ===========   ==========      ============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X CHINA CONSUMER ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.0%

CHINA-- 84.7%
Consumer Goods -- 40.0%
  361 Degrees International .....................     1,746,822     $  1,221,068
  Anta Sports Products ..........................     2,238,425        3,583,042
  BaWang International Group Holding ............     2,923,755          828,758
  China Huiyuan Juice Group .....................     1,200,306          822,106
  China Yurun Food Group ........................     1,842,372        5,954,875
  Dongfeng Motor Group, Cl H ....................     4,176,469        7,370,932
  Great Wall Motor, Cl H ........................     2,602,833        4,099,580
  Guangzhou Automobile Group, Cl H ..............     5,946,006        7,626,409
  Hengan International Group ....................       961,069        7,192,671
  Li Ning .......................................     1,936,285        3,690,480
  Shenzhou International Group Holdings .........       863,095        1,005,169
  Tingyi Cayman Islands Holding .................     3,325,224        8,137,557
  Tsingtao Brewery, Cl H ........................       836,348        3,840,297
  Uni-President China Holdings ..................     2,787,595        1,573,175
  Want Want China Holdings ......................     9,812,597        8,155,559
  Zhongpin * ....................................        74,307        1,404,402
                                                                   -------------
                                                                      66,506,080
                                                                   -------------
Consumer Services -- 37.6%
  Air China, Cl H ...............................     5,808,452        5,982,334
  Ajisen China Holdings .........................     1,114,714        1,701,395
  China Southern Airlines, Cl H * ...............     4,215,874        2,152,115
  Focus Media Holding ADR * .....................       227,423        5,665,107
  Golden Eagle Retail Group .....................     1,807,246        4,960,504
  GOME Electrical Appliances Holdings ...........    26,881,555       10,171,176
  Home Inns & Hotels Management ADR * ...........       105,917        3,572,580
  Intime Department Store Group .................     2,451,475        3,578,199
  New Oriental Education & Technology
    Group ADR * .................................        84,315        8,318,518
  Parkson Retail Group ..........................     3,977,639        6,775,138
  PCD Stores Group ..............................    12,208,154        3,836,285
  Peak Sport Products ...........................     2,382,479        1,585,956
  Shanghai Jin Jiang International Hotels
    Group, Cl H .................................     3,536,064          839,048
  Wumart Stores, Cl H ...........................     1,566,819        3,287,736
                                                                   -------------
                                                                      62,426,091
                                                                   -------------
Health Care -- 7.1%
  Shandong Weigao Group Medical Polymer, Cl H ...     2,029,441        5,258,024
  Sinopharm Group, Cl H .........................     1,832,507        6,475,331
                                                                   -------------
                                                                      11,733,355
                                                                   -------------
TOTAL CHINA .....................................                    140,665,526
                                                                   -------------
HONG KONG-- 15.3%
Consumer Goods -- 6.6%
  AviChina Industry & Technology, Cl H * ........     5,156,294        2,453,615
  Bosideng International Holdings ...............     7,486,045        2,323,607
  China Agri-Industries Holdings ................     4,557,795        4,875,460
  China Foods ...................................     2,098,131        1,289,029
                                                                   -------------
                                                                      10,941,711
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X CHINA CONSUMER ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- CONTINUED

Consumer Services -- 8.7%
  China Dongxiang Group .........................`    7,774,589    $   3,390,401
  China Travel International Inv ................     7,817,126        1,724,528
  China Resources Enterprise ....................     2,142,535        8,395,255
  New World Department Store China ..............     1,368,518        1,051,410
                                                                   -------------
                                                                      14,561,594
                                                                   -------------
TOTAL HONG KONG .................................                     25,503,305
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $177,829,055) ...........................                    166,168,831
                                                                   -------------
TIME DEPOSIT -- 0.0%
  Brown Brothers, 0.031%
    (Cost $71,528) ..............................  $     71,528           71,528
                                                                    ============
TOTAL INVESTMENTS -- 100.0%
  (Cost $177,900,583) ++ ........................                   $166,240,359
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $166,152,849.

* Non-income  producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $177,900,583, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,120,778, AND $(16,781,002) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities            LEVEL 1        LEVEL 2        LEVEL 3           TOTAL
                                  -------------    ----------    ---------      -------------
  Common Stock                    $ 166,168,831    $       --    $      --      $ 166,168,831
  Time Deposit                               --        71,528           --             71,528
                                  -------------    ----------    ---------      -------------
Total Investments in Securities   $ 166,168,831    $   71,528    $      --      $ 166,240,359
                                  =============    ==========    =========      =============

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X CHINA ENERGY ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.1%

CHINA-- 67.8%
Energy -- 59.5%
  China Coal Energy, Cl H .......................       258,619    $     377,483
  China Longyuan Power Group, Cl H * ............       254,203          228,230
  China Oilfield Services, Cl H .................       201,782          390,282
  China Petroleum & Chemical, Cl H ..............       997,620        1,099,140
  China Shenhua Energy, Cl H ....................       211,289          857,720
  Honghua Group .................................       234,600           31,294
  JA Solar Holdings ADR * .......................        21,775          150,248
  JinkoSolar Holding ADR * ......................         2,877           75,118
  LDK Solar ADR * ...............................        17,205          215,235
  PetroChina, Cl H ..............................       770,300        1,069,010
  Renesola ADR * ................................        10,505          111,038
  Solarfun Power Holdings ADR * .................         7,414           62,871
  Suntech Power Holdings ADR * ..................        16,570          140,679
  Tianneng Power International ..................        79,008           34,150
  Trina Solar ADR * .............................        10,587          276,003
  Yanzhou Coal Mining, Cl H .....................       155,587          450,002
  Yingli Green Energy Holding ADR * .............        12,555          145,387
                                                                   -------------
                                                                       5,713,890
                                                                   -------------
Utilities -- 8.3%
  Datang International Power Generation, Cl H ...       375,398          130,965
  ENN Energy Holdings ...........................       137,421          408,918
  Huadian Power International, Cl H .............       177,244           36,828
  Huaneng Power International, Cl H .............       401,832          223,166
                                                                   -------------
                                                                         799,877
                                                                   -------------
TOTAL CHINA .....................................                      6,513,767
                                                                   -------------
HONG KONG-- 32.3%
Energy -- 21.5%
  Beijing Enterprises Holdings ..................        60,536          354,834
  CNOOC .........................................       454,184        1,001,971
  Fushan International Energy Group .............       450,309          304,957
  Kunlun Energy .................................       279,703          408,257
                                                                   -------------
                                                                       2,070,019
                                                                   -------------
Utilities -- 10.8%
  China Power International Development .........       207,702           42,358
  China Resources Power Holdings ................       220,801          386,287
  GCL Poly Energy Holdings ......................     1,299,779          605,161
                                                                   -------------
                                                                       1,033,806
                                                                   -------------
TOTAL HONG KONG .................................                      3,103,825
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $9,203,026) .............................                      9,617,592
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,203,026) ++ ..........................                  $   9,617,592
                                                                   =============

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                           GLOBAL X CHINA ENERGY ETF
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $9,605,944.

*  Non-income  producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,203,026, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $765,800 AND $(351,234) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
                                    -----------     ---------    ---------      -----------
  Common Stock                      $ 9,617,592     $      --    $      --      $ 9,617,592
                                    -----------     ---------    ---------      -----------
Total Investments in Securities     $ 9,617,592     $      --    $      --      $ 9,617,592
                                    ===========     =========    =========      ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA FINANCIALS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.1%

CHINA-- 86.5%
Financials -- 86.5%
  Agile Property Holdings .......................        80,850     $    120,083
  Agricultural Bank of China, Cl H * ............       818,977          403,364
  Bank of China, Cl H ...........................     1,585,024          823,352
  Bank of Communications, Cl H ..................       395,934          377,317
  China Citic Bank, Cl H ........................       594,984          387,671
  China Construction Bank, Cl H .................       983,778          864,336
  China Life Insurance, Cl H ....................       207,816          807,637
  China Merchants Bank, Cl H ....................       160,629          378,261
  China Minsheng Banking, Cl H ..................        69,706           59,097
  China Pacific Insurance Group, Cl H ...........       104,527          413,598
  CNinsure ADR ..................................         2,962           49,969
  Country Garden Holdings .......................       223,872           83,845
  E-House China Holdings ADR ....................         4,400           63,096
  Evergrande Real Estate Group ..................       291,320          154,691
  Greentown China Holdings ......................        39,751           45,479
  Guangzhou R&F Properties ......................        59,111           86,886
  Industrial & Commercial Bank of China, Cl H ...     1,201,797          894,034
  Longfor Properties ............................        75,987          113,251
  PICC Property & Casualty, Cl H * ..............       207,599          259,612
  Ping An Insurance Group of China, Cl H ........        39,820          394,543
  Renhe Commercial Holdings .....................       774,775          129,185
  Shimao Property Holdings ......................        93,174          141,495
  Shui On Land ..................................       170,768           82,136
  Sino-Ocean Land Holdings ......................       273,488          182,054
  Soho China ....................................       110,601           87,243
                                                                   -------------
TOTAL CHINA .....................................                      7,402,235
                                                                   -------------
HONG KONG-- 13.6%
Financials -- 13.6%
  China Everbright ..............................        57,122          118,690
  China Overseas Land & Investment ..............       217,910          411,414
  China Resources Land ..........................       100,672          181,547
  China Taiping Insurance Holdings * ............        51,211          143,519
  Franshion Properties China ....................       201,779           58,490
  Hopson Development Holdings ...................        44,115           50,132
  KWG Property Holding ..........................        74,652           55,535
  Poly Hong Kong Investments ....................       108,916          101,699
  Shenzhen Investment ...........................       123,791           43,822
                                                                   -------------
TOTAL HONG KONG .................................                      1,164,848
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $9,568,190) .............................                      8,567,083
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,568,190) ++ ..........................                  $   8,567,083
                                                                   =============

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA FINANCIALS ETF
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $8,560,888.

*  Non-income producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,568,190, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $219,980 AND $(1,221,087) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
                                    -----------     --------     --------       -----------
  Common Stock                      $ 8,567,083     $     --     $     --       $ 8,567,083
                                    -----------     --------     --------       -----------
Total Investments in Securities     $ 8,567,083     $     --     $     --       $ 8,567,083
                                    ===========     ========     ========       ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA INDUSTRIALS ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 100.1%

CHINA-- 84.2%
Industrials -- 84.2%
  Anhui Conch Cement, Cl H ......................       116,691     $    538,808
  A-Power Energy Generation Systems * ...........         6,752           39,027
  Asia Cement China Holdings ....................        82,173           42,791
  BBMG, Cl H ....................................       209,559          283,297
  Byd, Cl H .....................................        80,192          391,878
  China Communications Construction, Cl H .......       511,457          413,280
  China COSCO Holdings, Cl H ....................       419,319          452,309
  China National Building Material, Cl H ........       200,555          499,034
  China National Materials ......................       211,854          181,785
  China Railway Construction, Cl H ..............       352,179          432,736
  China Railway Group, Cl H .....................       606,473          439,496
  China Shanshui Cement Group ...................       383,455          299,520
  China Shipping Container Lines, Cl H * ........       692,662          319,830
  China Shipping Development, Cl H (A) ..........       241,788          293,683
  China South Locomotive and Rolling Stock ......       351,038          504,275
  China Zhongwang Holdings ......................       262,363          125,855
  CITIC Dameng Holdings * .......................         7,974            2,741
  Dongfang Electric, Cl H .......................        60,695          257,288
  Duoyuan Global Water ADR * ....................         4,767           50,292
  Guangshen Railway, Cl H .......................       288,136          117,892
  Haitian International Holdings ................       104,800          116,943
  Harbin Electric * .............................         3,795           72,484
  Harbin Power Equipment, Cl H ..................       129,746          163,252
  Metallurgical Corp. of China, Cl H * ..........       535,669          236,347
  Sany Heavy Equipment International Holdings ...       116,362          169,246
  Shanghai Electric Group, Cl H .................       524,012          315,216
  Sinotrans, Cl H ...............................       305,094           82,177
  Sinotruk Hong Kong ............................       131,167          121,971
  Weichai Power, Cl H ...........................        74,384          505,173
  Yangzijiang Shipbuilding Holdings .............       303,905          442,130
  Zhuzhou CSR Times Electric, Cl H ..............        86,404          332,468
                                                                   -------------
TOTAL CHINA .....................................                      8,243,224
                                                                   =============
HONG KONG-- 15.9%
Industrials -- 15.9%
  Beijing Capital International Airport, Cl H ...       304,600          162,524
  China High Speed Transmission Equipment Group .       230,840          356,478
  China Resources Cement Holdings * .............       342,053          259,723
  Citic Resources Holdings * ....................       406,103           83,860
  Shanghai Industrial Holdings ..................        95,920          385,693
  Shenzhen International Holdings ...............     1,384,557          122,533
  Sinotrans Shipping ............................       255,907           93,545
  Tianjin Development Holdings ..................        98,190           83,372
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA INDUSTRIALS ETF
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                      -------
COMMON STOCK -- CONTINUED

TOTAL HONG KONG ...............................                    $   1,547,728
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $9,880,167) ...........................                        9,790,952
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,880,167) ++ ........................                    $   9,790,952
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $9,785,680.

* Non-income producing security.

(A) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2011, was $293,683 and represents 3.0% of net assets.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,880,167, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,447,358 AND $(1,536,573) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
                                    -----------     ---------    ---------      -----------
  Common Stock                      $ 9,497,269     $      --    $ 293,683      $ 9,790,952
                                    -----------     ---------    ---------      -----------
Total Investments in Securities     $ 9,497,269     $      --    $ 293,683      $ 9,790,952
                                    ===========     =========    =========      ===========

                                                           INVESTMENTS IN
                                                            COMMON STOCK
                                                           --------------
Beginning balance as of October 31, 2010                     $       -
Accrued discounts/premiums                                           -
Realized gain/(loss)                                                 -
Change in unrealized appreciation/(depreciation)                     -
Net purchases                                                        -
Net sales                                                            -
Transfers into Level 3                                         293,683
Transfers out of Level 3                                             -
                                                             ---------
Ending balance as of January 31, 2011                        $ 293,683
                                                             =========


For the period ended January 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $293,683.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the classification change was a temporary trading suspension of the investment's shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA TECHNOLOGY ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- 99.9%

CHINA-- 85.7%
Technology -- 80.3%
  AAC Acoustic Technologies Holdings ............        83,193     $    224,079
  Alibaba.com ...................................       117,567          232,221
  AsiaInfo Holdings * ...........................         5,532          118,717
  Baidu ADR * ...................................         2,227          241,919
  BYD Electronic International ..................       109,900           73,157
  Camelot Information Systems ADR * .............         5,298          118,675
  China Communications Services, Cl H ...........       242,625          148,439
  Ctrip.com International ADR * .................         4,715          194,069
  Foxconn International Holdings * ..............       251,755          178,243
  Giant Interactive Group ADR ...................        26,654          185,512
  Kingdee International Software Group ..........       175,121          115,226
  Kingsoft ......................................        70,700           38,720
  Lenovo Group ..................................       352,700          204,474
  Netease.com ADR * .............................         5,861          236,433
  Perfect World ADR * ...........................         4,901          113,801
  Semiconductor Manufacturing International * ...     2,792,993          218,522
  Shanda Interactive Entertainment ADR * ........         6,066          241,730
  Sina * ........................................         4,354          371,178
  Sohu.com * ....................................         3,283          254,695
  Tencent Holdings ..............................        10,589          274,348
  Travelsky Technology, Cl H ....................        76,249           76,673
  VanceInfo Technologies ADR * ..................         3,501          122,185
  ZTE, Cl H .....................................        64,054          252,631
                                                                   -------------
                                                                       4,235,647
                                                                   -------------
Telecommunications -- 5.4%
  China Telecom, Cl H ...........................       442,100          263,108
  KongZhong ADR * ...............................         3,121           21,941
                                                                   -------------
                                                                         285,049
                                                                   -------------
TOTAL CHINA .....................................                      4,520,696
                                                                   -------------
HONG KONG-- 14.2%
Technology -- 4.1%
  Longtop Financial Technologies ADR * ..........         6,540          215,166
                                                                   -------------
Telecommunications -- 10.1%
  China Mobile ..................................        24,081          236,591
  China Unicom Hong Kong ........................       178,704          295,219
                                                                   -------------
                                                                         531,810
                                                                   -------------
TOTAL HONG KONG .................................                        746,976
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $4,731,019) .............................                      5,267,672
                                                                   -------------
TIME DEPOSIT -- 0.1%
  Brown Brothers, 0.031%
    (Cost $3,400) ...............................   $     3,400            3,400
                                                                   =============
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,734,419) ++ ..........................                  $   5,271,072
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                         GLOBAL X CHINA TECHNOLOGY ETF
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $5,271,523.

*  Non-income producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,734,419, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $854,982 AND $(318,329) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2     LEVEL 3          TOTAL
                                    -----------     --------    ---------      -----------
  Common Stock                      $ 5,267,672     $     --    $      --      $ 5,267,672
  Time Deposit                               --        3,400           --            3,400
                                    -----------     --------    ---------      -----------
Total Investments in Securities     $ 5,267,672     $  3,400    $      --      $ 5,271,072
                                    ===========     ========    =========      ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X CHINA MATERIALS ETF
--------------------------------------------------------------------------------

                                                    SHARES/FACE
                                                      AMOUNT            VALUE
                                                    -----------        -------
COMMON STOCK -- 100.1%

CHINA-- 76.8%
Basic Materials -- 76.8%
  Aluminum Corp. of China, Cl H .................       478,160     $    467,329
  Angang Steel, Cl H ............................       286,489          421,837
  China Agritech * ..............................         7,120           76,967
  China BlueChemical ............................       575,834          475,640
  China Green Agriculture * .....................         9,610           78,129
  China Molybdenum, Cl H ........................       473,550          445,817
  China Rare Earth Holdings .....................       573,440          251,541
  China Vanadium Titano - Magnetite Mining * ....       415,804          186,660
  China XLX Fertiliser ..........................       219,089           85,682
  Chongqing Iron & Steel, Cl H ..................       376,017          100,315
  Dongyue Group .................................       330,509          179,316
  General Steel Holdings * ......................        18,854           48,266
  Gulf Resources * ..............................        11,775          112,451
  Hunan Non-Ferrous Metal, Cl H .................       972,629          381,736
  Jiangxi Copper, Cl H ..........................       165,083          527,226
  Lingbao Gold, Cl H ............................       164,100          126,496
  Maanshan Iron & Steel, Cl H ...................       793,219          442,565
  Real Gold Mining * ............................       247,908          377,112
  ShengdaTech * .................................        17,570           73,267
  Sinopec Shanghai Petrochemical, Cl H ..........     1,011,410          614,894
  Sinopec Yizheng Chemical Fibre, Cl H * ........       830,912          464,661
  Xinjiang Xinxin Mining Industry, Cl H .........       322,606          203,579
  Yongye International * ........................        21,940          155,774
  Zhaojin Mining Industry .......................       143,145          524,176
  Zijin Mining Group, Cl H ......................       484,686          382,945
                                                                   -------------
TOTAL CHINA .....................................                      7,204,381
                                                                   -------------
HONG KONG-- 23.3%
Basic Materials -- 23.3%
  China Lumena New Materials ....................       560,425          192,640
  Citic Pacific .................................       170,691          458,658
  Fufeng Group ..................................       425,839          341,912
  Shougang Concord International Enterprises ....     2,078,033          306,510
  Sinofert Holdings .............................       859,660          477,430
  Yingde Gases * ................................       529,472          407,464
                                                                   -------------
TOTAL HONG KONG .................................                      2,184,614
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $9,267,794) .............................                      9,388,995
                                                                   -------------
TIME DEPOSIT -- 0.0%
  Brown Brothers, 0.031%
    (Cost $2,370) ...............................  $      2,370            2,370
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,270,164) ++ ..........................                  $   9,391,365
                                                                   =============

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                          GLOBAL X CHINA MATERIALS ETF
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $9,381,827.

* Non-income producing security.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,270,164, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,096,579 AND $(975,378) RESPECTIVELY.

CL -- CLASS

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2     LEVEL 3          TOTAL
                                    -----------      -------     --------      -----------
  Common Stock                      $ 9,388,995      $    --     $     --      $ 9,388,995
  Time Deposit                               --        2,370           --            2,370
                                    -----------      -------     --------      -----------
Total Investments in Securities     $ 9,388,995      $ 2,370     $     --      $ 9,391,365
                                    ===========      =======     ========      ===========

                                                          INVESTMENTS IN
                                                           COMMON STOCK
                                                           ------------
Beginning balance as of October 31, 2010                   $  1,048,393
Accrued discounts/premiums                                            -
Realized gain/(loss)                                                  -
Change in unrealized appreciation/(depreciation)                      -
Net purchases                                                         -
Net sales                                                             -
Transfers into Level 3                                                -
Transfers out of Level 3                                     (1,048,393)
                                                           ------------
Ending balance as of January 31, 2011                      $          -
                                                           ============

The Level 3 investment presented above was considered a Level 3 investment at the beginning of the reporting period. Since the last reporting period the Level 3 investment is no longer considered a Level 3 because of the resumption of trading of the investment's shares and no longer needed to be Fair Valued at the end of the reporting period.

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 89.3%

BRAZIL-- 14.5%
Basic Materials -- 4.3%
  Cia Siderurgica Nacional ADR ..................         1,110    $      18,937
  Gerdau ADR ....................................           870           11,527
  Vale ADR, Cl B ................................         2,158           75,163
                                                                   -------------
                                                                         105,627
                                                                   -------------
Consumer Goods -- 0.2%
  Cia de Bebidas das Americas ADR ...............           228            5,039
                                                                   -------------
Financials -- 7.4%
  Banco Bradesco ADR ............................         4,032           76,285
  Banco do Brasil ...............................         1,020           18,211
  Cielo .........................................           860            6,382
  Itau Unibanco Holding ADR .....................         3,302           70,993
  Itausa - Investimentos Itau ...................         1,440           10,349
                                                                   -------------
                                                                         182,220
                                                                   -------------
Oil & Gas -- 2.6%
  OGX Petroleo e Gas Participacoes * ............         1,820           18,791
  Petroleo Brasileiro ADR .......................         1,206           44,296
                                                                   -------------
                                                                          63,087
                                                                   -------------
TOTAL BRAZIL ....................................                        355,973
                                                                   -------------
CHILE-- 1.1%
Consumer Services -- 0.4%
  SACI Falabella ................................           900            8,966
                                                                   -------------
Oil & Gas -- 0.4%
  Empresas COPEC ................................           626           10,737
                                                                   -------------
Utilities -- 0.3%
  Empresa Nacional de Electricidad ADR ..........           162            8,456
                                                                   -------------
TOTAL CHILE                                                               28,159
                                                                   -------------
CHINA-- 17.6%
Basic Materials -- 1.4%
  Aluminum Corp. of China ADR * .................            30              742
  China Shenhua Energy, Cl H ....................         4,800           19,486
  Yanzhou Coal Mining ADR .......................           302            8,812
  Zijin Mining Group, Cl H ......................         6,000            4,741
                                                                   -------------
                                                                          33,781
                                                                   -------------
Consumer Goods -- 0.3%
  Tingyi Cayman Islands Holding .................         2,800            6,852
                                                                   -------------
Consumer Services -- 0.1%
  Air China, Cl H ...............................         3,200            3,296
                                                                   -------------
Energy -- 0.3%
  China Coal Energy, Cl H .......................         6,000            8,758
                                                                   -------------
Financials -- 12.3%
  Agricultural Bank of China, Cl H * ............        24,000           11,820
  Bank of China, Cl H ...........................        89,000           46,232

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

Financials -- continued
  Bank of Communications, Cl H ..................         9,000   $        8,577
  China Citic Bank, Cl H ........................        10,000            6,516
  China Construction Bank, Cl H .................        94,000           82,587
  China Life Insurance ADR ......................           738           43,018
  China Merchants Bank, Cl H ....................         5,800           13,658
  China Pacific Insurance Group, Cl H ...........         1,460            5,777
  Industrial & Commercial Bank of China, Cl H ...        82,000           61,001
  Ping An Insurance Group of China, Cl H ........         2,200           21,798
                                                                   -------------
                                                                         300,984
                                                                   -------------
Industrials -- 0.7%
  Byd, Cl H .....................................           840            4,105
  China Communications Construction, Cl H .......         6,000            4,848
  China Railway Construction, Cl H ..............         3,000            3,686
  China Railway Group, Cl H .....................         6,000            4,348
                                                                   -------------
                                                                          16,987
                                                                   -------------
Oil & Gas -- 0.2%
  China Petroleum & Chemical ADR ................            38            4,188
                                                                   -------------
Technology -- 2.3%
  Baidu ADR * ...................................           254           27,592
  Tencent Holdings ..............................         1,100           28,500
                                                                   -------------
                                                                          56,092
                                                                   -------------
TOTAL CHINA .....................................                        430,938
                                                                   -------------
COLOMBIA-- 0.5%
Oil & Gas -- 0.5%
  Ecopetrol ADR .................................           306           13,079
                                                                   -------------
CZECH REPUBLIC-- 0.2%
Utilities -- 0.2%
  CEZ ...........................................           100            4,719
                                                                   -------------
HONG KONG-- 3.3%
Financials -- 0.6%
  China Overseas Land & Investment ..............         5,600           10,573
  China Resources Land ..........................         3,000            5,410
                                                                   -------------
                                                                          15,983
                                                                   -------------
Oil & Gas -- 2.0%
  CNOOC ADR .....................................           222           49,430
                                                                   -------------
Telecommunications -- 0.7%
  China Mobile ADR ..............................           326           16,020
                                                                   -------------
TOTAL HONG KONG .................................                         81,433
                                                                   =============
INDIA-- 11.5%
Basic Materials -- 1.7%
  Sterlite Industries India ADR .................         2,956           42,714
                                                                   -------------
Financials -- 3.1%
  HDFC Bank ADR .................................           248           35,813
  ICICI Bank ADR ................................           408           17,683

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- continued

Financials -- continued
  State Bank of India GDR .......................           186    $      21,855
                                                                   -------------
                                                                          75,351
                                                                   -------------
Industrials -- 0.6%
  Larsen & Toubro GDR ...........................           410           14,656
                                                                   -------------
Oil & Gas -- 2.8%
  Reliance Industries GDR (A) ...................         1,694           67,337
                                                                   -------------
Technology -- 3.3%
  Infosys Technologies ADR ......................         1,110           75,158
  Wipro ADR .....................................           512            6,748
                                                                   -------------
                                                                          81,906
                                                                   -------------
TOTAL INDIA .....................................                        281,964
                                                                   -------------
INDONESIA-- 1.7%
Consumer Goods -- 0.7%
  Astra International ...........................         3,000           16,222
  Unilever Indonesia ............................         1,720            2,863
                                                                   -------------
                                                                          19,085
                                                                   -------------
Financials -- 0.5%
  Bank Central Asia .............................        18,800           11,746
                                                                   -------------
Telecommunications -- 0.5%
  Telekomunikasi Indonesia ADR ..................           348           11,700
                                                                   -------------
TOTAL INDONESIA .................................                         42,531
                                                                   -------------
MALAYSIA-- 2.0%
Financials -- 1.5%
  CIMB Group Holdings ...........................         5,200           14,240
  Malayan Banking ...............................         3,600           10,235
  Public Bank ...................................         2,600           11,369
                                                                   -------------
                                                                          35,844
                                                                   -------------
Industrials -- 0.3%
  Sime Darby ....................................         2,600            7,809
                                                                   -------------
Telecommunications -- 0.2%
  Maxis .........................................         2,800            4,886
                                                                   -------------
TOTAL MALAYSIA ..................................                         48,539
                                                                   -------------
MEXICO-- 6.0%
Basic Materials -- 0.9%
  Grupo Mexico, Cl B ............................         5,400           21,209
                                                                   -------------
Consumer Goods -- 0.9%
  Fomento Economico Mexicano ADR ................           318           16,876
  Grupo Modelo ..................................           920            5,658
                                                                   -------------
                                                                          22,534
                                                                   -------------
Consumer Services -- 1.1%
  Grupo Elektra .................................           100            4,175
  Wal-Mart de Mexico ............................         8,200           22,814
                                                                   -------------
                                                                          26,989
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

Telecommunications -- 3.1%
  America Movil ADR, Ser L ......................         1,250    $      71,238
  Telefonos de Mexico ADR .......................           308            5,331
                                                                   -------------
                                                                          76,569
                                                                   -------------
TOTAL MEXICO ....................................                        147,301
                                                                   -------------
MOROCCO-- 0.2%
Telecommunications -- 0.2%
  Maroc Telecom .................................           204            3,825
                                                                   -------------
POLAND-- 0.8%
Financials -- 0.8%
  Bank Pekao ....................................           130            7,739
  Powszechna Kasa Oszczednosci Bank Polski ......           898           12,865
                                                                   -------------
TOTAL POLAND ....................................                         20,604
                                                                   -------------
RUSSIA-- 4.4%
Basic Materials -- 2.1%
  MMC Norilsk Nickel ADR ........................         1,668           42,300
  Novolipetsk Steel GDR .........................           186            7,935
                                                                   -------------
                                                                          50,235
                                                                   -------------
Financials -- 1.9%
  VTB Bank GDR ..................................         6,532           46,736
                                                                   -------------
Telecommunications -- 0.4%
  Mobile Telesystems ADR ........................           560           10,702
                                                                   -------------
TOTAL RUSSIA ....................................                        107,673
                                                                   -------------
SOUTH AFRICA-- 9.3%
Basic Materials -- 2.5%
  Anglo Platinum ................................           102            9,980
  AngloGold Ashanti ADR .........................           562           24,188
  Impala Platinum Holdings ......................           672           19,068
  Kumba Iron Ore ................................           116            7,269
                                                                   -------------
                                                                          60,505
                                                                   -------------
Consumer Services -- 1.3%
  Naspers, Cl N .................................           608           31,563
                                                                   -------------
Financials -- 1.6%
  ABSA Group ....................................           472            8,737
  FirstRand .....................................         5,022           13,622
  Standard Bank Group ...........................         1,194           17,485
                                                                   -------------
                                                                          39,844
                                                                   -------------
Oil & Gas -- 1.9%
  Sasol ADR .....................................           926           45,216
                                                                   -------------
Telecommunications -- 2.0%
  MTN Group .....................................         2,730           46,734
  Vodacom Group .................................           340            3,312
                                                                   -------------
                                                                          50,046
                                                                   -------------
TOTAL SOUTH AFRICA ..............................                        227,174
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

SOUTH KOREA-- 7.3%
Basic Materials -- 1.1%
  LG Chemical ...................................            66    $      24,767
  POSCO ADR .....................................            20            2,043
                                                                   -------------
                                                                          26,810
                                                                   -------------
Consumer Goods -- 1.2%
  Hyundai Mobis * ...............................            60           13,857
  LG Electronics ................................           138           14,426
                                                                   -------------
                                                                          28,283
                                                                   -------------
Financials -- 0.4%
  KB Financial Group ADR ........................            90            4,686
  Shinhan Financial Group ADR ...................            50            4,461
                                                                   -------------
                                                                           9,147
                                                                   -------------
Technology -- 4.6%
  Hynix Semiconductor * .........................           720           19,073
  Samsung Electronics ...........................           108           94,660
                                                                   -------------
                                                                         113,733
                                                                   -------------
TOTAL SOUTH KOREA ...............................                        177,973
                                                                   -------------
TAIWAN-- 6.8%
Basic Materials -- 0.8%
  China Steel ...................................        10,000           11,643
  Nan Ya Plastics ...............................         3,000            8,319
                                                                   -------------
                                                                          19,962
                                                                   -------------
Financials -- 0.5%
  Cathay Financial Holding ......................         6,000           11,161
                                                                   -------------
Industrials -- 1.6%
  Hon Hai Precision Industry ....................         9,000           38,753
                                                                   -------------
Oil & Gas -- 0.1%
  Formosa Petrochemical .........................         1,000            3,245
                                                                   -------------
Technology -- 3.8%
  Taiwan Semiconductor Manufacturing ADR ........         7,122           93,085
                                                                   -------------
TOTAL TAIWAN                                                             166,206
                                                                   -------------
THAILAND-- 0.8%
Oil & Gas -- 0.8%
  PTT ...........................................         1,080           11,720
  PTT Exploration & Production ..................         1,720            8,943
                                                                   -------------
TOTAL THAILAND ..................................                         20,663
                                                                   -------------
TURKEY-- 1.3%
Financials -- 1.2%
  Akbank ........................................         2,034            9,541
  Turkiye Garanti Bankasi .......................         3,092           13,772
  Turkiye Is Bankasi, Cl C ......................         2,078            6,533
                                                                   -------------
                                                                          29,846
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

Telecommunications -- 0.1%
  Turkcell Iletisim Hizmet ADR ..................           114    $       1,762
                                                                   -------------
TOTAL TURKEY ....................................                         31,608
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $2,251,738) .............................                      2,190,362
                                                                   -------------
PREFERRED STOCK -- 6.7%
BRAZIL-- 6.7%
Basic Materials -- 3.8%
  Vale ADR, Cl B ................................         2,978           92,258
                                                                   -------------
Consumer Goods -- 1.2%
  Cia de Bebidas das Americas ADR ...............         1,078           28,783
                                                                   -------------
Financials -- 1.0%
  Itausa - Investimentos Itau ...................         3,600           25,463
                                                                   -------------
Technology -- 0.7%
  Samsung Electronics ...........................            30           17,824
                                                                   -------------
TOTAL BRAZIL ....................................                        164,328
                                                                   -------------
TOTAL PREFERRED STOCK
  (Cost $169,277) ...............................                        164,328
                                                                   -------------
TOTAL INVESTMENTS -- 96.0%
  (Cost $2,421,015) ++ ..........................                  $   2,354,690
                                                                   =============


PERCENTAGES ARE BASED ON NET ASSETS OF $2,452,334.

* Non-income  producing security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the board of Trustees.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,421,015, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,557 AND $(74,882) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
SER -- SERIES

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

Investments in Securities             LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
                                    -----------     ---------    ---------      -----------
  Common Stock                      $ 2,190,362     $      --    $      --      $ 2,190,362
  Preferred Stock                       164,328            --           --          164,328
                                    -----------     ---------    ---------      -----------
Total Investments in Securities     $ 2,354,690     $      --    $      --      $ 2,354,690
                                    ===========     =========    =========      ===========

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- 85.1%

BRAZIL-- 8.5%
Basic Materials -- 0.6%
  Gerdau ADR ....................................           514    $       6,810
  Usinas Siderurgicas de Minas Gerais ...........           520            7,796
                                                                   -------------
                                                                          14,606
                                                                   -------------
Financials -- 2.7%
  Banco Santander Brasil ADR ....................         2,400           27,840
  BM&F Bovespa ..................................         5,800           40,536
                                                                   -------------
                                                                          68,376
                                                                   -------------
Oil & Gas -- 3.4%
  Petroleo Brasileiro ADR .......................         2,342           86,022
                                                                   -------------
Telecommunications -- 0.8%
  Vivo Participacoes ............................            40            2,755
  Vivo Participacoes ADR ........................           484           16,475
                                                                   -------------
                                                                          19,230
                                                                   -------------
Utilities -- 1.0%
  Centrais Eletricas Brasileiras ADR, Cl B * ....           718           11,818
  Centrais Eletricas Brasileiras ADR ............           968           13,194
                                                                   -------------
                                                                          25,012
                                                                   -------------
TOTAL BRAZIL ....................................                        213,246
                                                                   -------------
CHILE-- 0.7%
Utilities -- 0.7%
  Enersis ADR ...................................           884           18,352
                                                                   -------------
CHINA-- 9.4%
Basic Materials -- 0.6%
  Aluminum Corp. of China ADR * .................           480           11,880
  China Shenhua Energy, Cl H ....................         1,000            4,059
                                                                   -------------
                                                                          15,939
                                                                   -------------
Financials -- 0.6%
  Agricultural Bank of China, Cl H * ............        13,200            6,501
  China Minsheng Banking, Cl H ..................         9,000            7,630
                                                                   -------------
                                                                          14,131
                                                                   -------------
Industrials -- 0.6%
  China COSCO Holdings, Cl H ....................         9,000            9,708
  Shanghai Electric Group, Cl H .................         9,600            5,775
                                                                   -------------
                                                                          15,483
                                                                   -------------
Oil & Gas -- 6.2%
  China Petroleum & Chemical ADR ................           486           53,567
  PetroChina ADR ................................           736          102,503
                                                                   -------------
                                                                         156,070
                                                                   -------------
Telecommunications -- 1.2%
  China Telecom ADR .............................           486           28,713
                                                                   -------------
Utilities -- 0.2%
  Huaneng Power International ADR ...............           260            5,819
                                                                   -------------
TOTAL CHINA .....................................                        236,155
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

Czech Republic -- 0.7%
Utilities -- 0.7%
  CEZ ...........................................           340    $      16,044
                                                                   -------------
HONG KONG-- 6.9%
Oil & Gas -- 0.4%
  CNOOC ADR .....................................            42            9,352
                                                                   -------------
Telecommunications -- 6.5%
  China Mobile ADR ..............................         2,794          137,297
  China Unicom Hong Kong ADR ....................         1,644           27,060
                                                                   -------------
                                                                         164,357
                                                                   -------------
TOTAL HONG KONG .................................                        173,709
                                                                   -------------
INDIA-- 0.8%
Basic Materials -- 0.6%
  Tata Steel GDR ................................         1,106           15,042
                                                                   -------------
Telecommunications -- 0.2%
  Tata Communications ADR .......................           384            3,905
                                                                   -------------
TOTAL INDIA .....................................                         18,947
                                                                   -------------
MEXICO-- 0.5%
Telecommunications -- 0.5%
  America Movil ADR, Ser L ......................           192           10,942
  Telefonos de Mexico ADR .......................            50              866
                                                                   -------------
TOTAL MEXICO ....................................                         11,808
                                                                   -------------
POLAND-- 0.3%
Utilities -- 0.3%
  PGE Polska Grupa Energetyczna .................           966            7,698
                                                                   -------------
RUSSIA-- 26.7%
Basic Materials -- 0.2%
  United RUSAL * ................................         2,800            4,345
                                                                   -------------
Financials -- 0.9%
  VTB Bank GDR ..................................         3,056           21,865
                                                                   -------------
Oil & Gas -- 24.7%
  Gazprom Neft JSC ADR ..........................           888           19,731
  Gazprom OAO ADR ...............................         9,734          257,562
  Lukoil OAO ADR ................................           864           53,542
  NovaTek OAO GDR ...............................           508           57,302
  Rosneft Oil GDR ...............................         6,088           52,053
  Surgutneftegas ADR ............................        13,504          153,946
  Tatneft ADR ...................................           724           25,738
                                                                   -------------
                                                                         619,874
                                                                   -------------
Telecommunications -- 0.1%
  Mobile Telesystems ADR ........................            88            1,682
                                                                   -------------
Utilities -- 0.8%
  Federal Hydrogenerating JSC ADR * .............         3,936           19,562
                                                                   -------------
TOTAL RUSSIA ....................................                        667,328
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

SOUTH AFRICA-- 1.3%
Basic Materials -- 0.3%
  Impala Platinum Holdings ......................           242    $       6,867
                                                                   -------------
Financials -- 0.9%
  Standard Bank Group ...........................         1,506           22,054
                                                                   -------------
Telecommunications -- 0.1%
  Vodacom Group .................................           282            2,747
                                                                   -------------
TOTAL SOUTH AFRICA ..............................                         31,668
                                                                   -------------
SOUTH KOREA-- 24.0%
Basic Materials -- 3.5%
  POSCO ADR .....................................           878           89,679
                                                                   -------------
Consumer Goods -- 4.4%
  Hyundai Mobis * ...............................           110           25,405
  Hyundai Motor .................................           528           84,442
                                                                   -------------
                                                                         109,847
                                                                   -------------
Financials -- 5.2%
  KB Financial Group ADR ........................           884           46,030
  Samsung Life Insurance ........................           314           28,896
  Shinhan Financial Group ADR ...................           622           55,489
                                                                   -------------
                                                                         130,415
                                                                   -------------
Industrials -- 2.2%
  Hyundai Heavy Industries ......................           126           54,599
                                                                   -------------
Technology -- 7.0%
  LG Display ADR ................................         1,556           26,374
  Samsung Electronics GDR (A) ...................           340          148,546
                                                                   -------------
                                                                         174,920
                                                                   -------------
Telecommunications -- 0.8%
  SK Telecom ADR ................................         1,136           19,653
                                                                   -------------
Utilities -- 0.9%
  Korea Electric Power ADR ......................         1,742           22,176
                                                                   -------------
TOTAL SOUTH KOREA ...............................                        601,289
                                                                   -------------
TAIWAN-- 4.6%
Basic Materials -- 3.0%
  Formosa Chemicals & Fibre .....................        10,000           36,514
  Formosa Plastics ..............................         9,000           30,785
  Nan Ya Plastics ...............................         3,000            8,319
                                                                   -------------
                                                                          75,618
                                                                   -------------
Telecommunications -- 1.6%
  Chunghwa Telecom ADR ..........................         1,340           40,026
                                                                   -------------
TOTAL TAIWAN                                                             115,644
                                                                   -------------
THAILAND-- 0.2%
Oil & Gas -- 0.2%
  PTT ...........................................           380            4,124
                                                                   -------------

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                      --------        -------
COMMON STOCK -- CONTINUED

TURKEY-- 0.5%
Telecommunications -- 0.5%
  Turkcell Iletisim Hizmet ADR ..................           832    $      12,863
                                                                   -------------
TOTAL COMMON STOCK
  (Cost $2,134,004) .............................                      2,128,875
                                                                   -------------
PREFERRED STOCK -- 11.7%
BRAZIL-- 11.2%
Basic Materials -- 0.6%
  Usinas Siderurgicas de Minas Gerais ...........         1,320           15,386
                                                                   -------------
Oil & Gas -- 10.6%
  Petroleo Brasileiro ADR, Cl A .................         7,956          264,537
                                                                   -------------
TOTAL BRAZIL ....................................                        279,923
                                                                   -------------
SOUTH KOREA-- 0.5%
Basic Materials -- 0.1%
  LG Chemical ...................................            22            3,165
                                                                   -------------
Consumer Goods -- 0.4%
  Hyundai Motor .................................           186           10,781
                                                                   -------------
TOTAL SOUTH KOREA ...............................                         13,946
                                                                   -------------
TOTAL PREFERRED STOCK
  (Cost $294,367) ...............................                        293,869
                                                                   -------------
TOTAL INVESTMENTS -- 96.8%
  (Cost $2,428,371) ++ ..........................                  $   2,422,744
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,502,901.

* Non-income  producing security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the board of Trustees.

++ AT JANUARY 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,428,371, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,389 AND $(34,016) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
SER -- SERIES

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's investments carried at value:

 Investments in Securities            LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
                                    -----------     --------     --------      -----------
  Common Stock                      $ 2,128,875     $     --     $     --      $ 2,128,875
  Preferred Stock                       293,869           --           --          293,869
                                    -----------     --------     --------      -----------
Total Investments in Securities     $ 2,422,744     $     --     $     --      $ 2,422,744
                                    ===========     ========     ========      ===========

                                 [LOGO OMITTED]
                                 GLOBAL X FUNDS
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2011

                  GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF
--------------------------------------------------------------------------------

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



GLX-QH-001-0400

Item 2. Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                The Global X Funds

By (Signature and Title)*                                   \s\ Bruno del Ama
                                                            -------------------
                                                            Bruno del Ama
                                                            President

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                   \s\ Bruno del Ama
                                                            -------------------
                                                            Bruno del Ama
                                                            President
Date: April 1, 2011

By (Signature and Title)*                                   \s\ Jose C. Gonzalez
                                                            --------------------
                                                            Jose C. Gonzalez
                                                            CFO

Date: April 1, 2011

* Print the name and title of each signing officer under his or her signature.